Borrowings (Details) - Schedule of Long-Term Borrowings (Parentheticals)	Oct. 31, 2023	Apr. 30, 2023
Long Term Borrowings [Member]
Schedule of Long-Term Borrowings [Abstract]
Weighted average	2.95%	2.95%